FEDERATED MINI-CAP INDEX FUND
(A Portfolio of Federated Index Trust)
CLASS C SHARES
Institutional shares

SUPPLEMENT TO PROSPECTUSES DATED DECEMBER 31, 2003.

In the prospectus sub-section entitled "DIVIDENDS AND CAPITAL GAINS" please delete the first sentence in its entirety and replace it with the following:

     "The Fund declares and pays any dividends annually to shareholders."



                                                                  March 31, 2004

Cusips
31420E304
31420E601


30208 (3/04)